Summary of Significant Accounting Policies - Revenue Recognition (Detail)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Cortelco Products [Member] | Equipment/ Software [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
Cortelco Products [Member] | Equipment/ Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	Individual	Individual sale
Cortelco Products [Member] | Professional Services [Member]
Revenues by product lines
Type of revenues earned	Individual sale	-
Cortelco Products [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	-	-
Cortelco Products [Member] | Maintenance Contracts [Member]
Revenues by product lines
Type of revenues earned	-	-
Cortelco Products [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	-	-
CSPR Products [Member] | Equipment/ Software [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Products [Member] | Equipment/ Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Products [Member] | Professional Services [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Products [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Products [Member] | Maintenance Contracts [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Products [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Equipment/ Software [Member]
Revenues by product lines
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Equipment/ Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Professional Services [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Maintenance Contracts [Member]
Revenues by product lines
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues by product lines
Type of revenues earned	-	-